Salaries And Other Employee Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Salaries And Other Employee Expenses [Abstract]
Summary Of Detailed Information About Aggregate Salary And Other Employee Expenses Incurred By The Group	The aggregate salary and other employee expenses incurred by the Group for these employees were as follows:

	2023	2022	2021
Salary expense	107,067	92,082	67,433
Defined contribution plan expense (1)	11,518	10,052	7,694
Long-term incentive plan expense	78	5,481	17,955
Share-based payments (see Note 23)	18,033	10,317	—
Other employee expense	19,718	11,670	10,274
Temporary labor	8,495	5,838	6,164
	164,909	135,440	109,520
(1)Defined contribution plan expense consists of costs incurred by the Group for employees of certain subsidiaries that are required by local laws to participate in pension schemes. These pension schemes are not sponsored or administered by the Group. Pursuant to the requirements of the schemes, the Group is required to contribute a certain percentage of its payroll costs to the pension schemes. Such contributions are charged to the consolidated statements of profit or loss and other comprehensive income or loss as they are incurred in accordance with the rules of the pension schemes.
Summary Of Detailed Information About Salaries And Other Employee Expenses Included In Consolidated Statements Of Profit Or Loss
Salaries and other employee expenses are included within the consolidated statements of profit or loss and other comprehensive income or loss as follows:

	2023	2022	2021
Cost of product revenue	76,908	42,501	—
Research and development expenses	44,339	52,962	71,588
General and administrative expenses	43,662	39,977	37,932
Total salary and other employee expenses	164,909	135,440	109,520